Pretax Income (Loss) for Domestic and Foreign Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Income Tax Disclosure [Abstract]
United States	$ 4	[1]	$ 233	[1]	$ 74	[1]
Foreign	93	[2]	67	[2]	(38)	[2]
Income before income taxes	$ 97		$ 300		$ 36

[1]	For the years ended December 31, 2013 and 2012, includes debt extinguishment costs of $147 million and $75 million, respectively.
[2]	For the year ended December 31, 2011, includes $128 million of transaction-related costs.